SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Summary of Financial Information by Segment

The following table summarized the Group's revenue by segment:

Year ended December 31, 2010	Polysilicon	Wafer	Elimination	Total
Revenue - External	$217,921,352	$34,893,475	$-	$252,814,827
Revenue - Intersegment	-	-	-	-

Total revenue	217,921,352	34,893,475	-	252,814,827
Total cost	113,910,595	30,740,789	-	144,651,384

Gross profit (loss)	$104,010,757	$4,152,686	$-	$108,163,443

Year ended December 31, 2011	Polysilicon	Wafer	Elimination	Total
Revenue - External	$218,915,487	$13,254,092	$	$232,169,579
Revenue - Intersegment	1,696,573		(1,696,573)

Total revenue	220,612,060	13,254,092	(1,696,573)	232,169,579
Total cost	125,962,033	20,680,565	(1,696,573)	144,946,025

Gross profit (loss)	$94,650,027	$(7,426,473)	$-	$87,223,554

Year ended December 31, 2012	Polysilicon	Wafer	Elimination	Total
Revenue - External	$73,450,807	$13,407,594	$	$86,858,401
Revenue - Intersegment	6,067,339	-	(6,067,339)	-

Total revenue	79,518,146	13,407,594	(6,067,339)	86,858,401
Total cost	110,243,043	20,114,680	(6,067,339)	124,290,384

Gross loss	$(30,724,897)	$(6,707,086)	$-	$(37,431,983)

Schedule of Revenues of Major Customers

The following customers accounted for 10% or more of revenues:

	Year ended December 31,
	2010		2011	2012
Customer A		$33,763,866	$28,219,079		$21,749,284
Customer B		$30,273,322	$27,214,590	$	*
Customer D	$	*	$33,140,475	$	*
Customer G	$	*	$28,570,338	$	*

*	Represents less than 10%